Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term investments
Schedule of long term investments

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments
Guangdong Xinyueneng Semiconductor Co., Ltd. (“Xinyueneng”)	93,528	202,349
Time Geely Power Battery Co., Ltd. (“Time Geely”)	356,274	483,562
Zhejiang Haohan Energy Technology Co., Ltd. (“Zhejiang Haohan”)	9,992	—
Total Long-term Investments	459,794	685,911